Other Current Payables	12 Months Ended
Dec. 31, 2017
Other Current Payables [Abstract]
OTHER CURRENT PAYABLES	NOTE 7 - OTHER CURRENT PAYABLES
	December 31,
	2017	2016

	USD in thousands

Employees and related expenses	513	59
Accrued expenses	283	273
Other payables	21	21
	817	353